Asset Retirement Obligations	12 Months Ended
Nov. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

10. Asset Retirement Obligations

The Whistler Project’s exploration activities are subject to the State of Alaska’s laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision is valued under the following assumptions:

	November 30, 2022	November 30, 2021	November 30, 2020
Undiscounted amount of estimated cash flows	$235,000	$235,000	$235,000
Life expectancy (years)	3	4	5
Inflation rate	2.00%	2.00%	2.00%
Discount rate	9.32%	9.32%	9.32%

The following table summarizes the movements in the rehabilitation provisions:

	November 30, 2022	November 30, 2021	November 30, 2020
Balance at the beginning of year	$206,616	$189,000	$172,888
Accretion	19,255	17,616	16,112
Total	$225,871	$206,616	$189,000

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS